                                  LAUDUS TRUST
                       LAUDUS ROSENBERG U.S. EQUITY FUNDS
                LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION FUND
             LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION GROWTH FUND
             LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION VALUE FUND
                      LAUDUS ROSENBERG U.S. DISCOVERY FUND
                LAUDUS ROSENBERG U.S. SMALL CAPITALIZATION FUND

                  LAUDUS ROSENBERG INTERNATIONAL EQUITY FUNDS
                   LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
                 LAUDUS ROSENBERG INTERNATIONAL DISCOVERY FUND
            LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                   SUPPLEMENT DATED DECEMBER 31, 2007 TO THE
                         PROSPECTUS DATED JULY 31, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Board of Trustees of the Trust recently voted to approve an Amended and Restated Operating Expenses Agreement for the Laudus Trust that provides for a reduction in the expense limit for the Laudus Rosenberg International Equity Fund as follows:

         CURRENT EXPENSE LIMIT                                 NEW EXPENSE LIMIT
         ---------------------                                 -----------------
      Institutional Shares - 1.34%                        Institutional Shares - 1.12%
        Investor Shares - 1.64%                             Investor Shares - 1.40%

Accordingly, effective January 1, 2008, the Annual Operating Expenses Table for the Laudus Rosenberg International Equity Fund on Page 25 of the Prospectus is deleted and replaced in its entirety with the following:

ANNUAL OPERATING EXPENSES

                                                                INSTITUTIONAL    INVESTOR
-----------------------------------------------------------------------------------------
LAUDUS ROSENBERG INTERNATIONAL EQUITY FUND
Management Fees                                                      0.85%         0.85%
Distribution and Shareholder Service (12b-1) Fees                    None          0.25%
Other Expenses                                                       0.49%         0.61%
                                                                    -----         -----
Total Annual Fund Operating Expenses                                 1.34%         1.71%
Less Fee Waiver b                                                   (0.22)%       (0.31)%
                                                                    -----         -----
Net Expenses                                                         1.12%         1.40%
                                                                    =====         =====

EXAMPLE

                                                                AFTER      AFTER      AFTER      AFTER
                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------
Institutional                                                    $114 b    $380       $691       $1,573
Investor                                                         $143 b    $477       $868       $1,966

---------------

b Pursuant to the Adviser's contractual undertaking (the "Expense Limitation
  Agreement") to waive its management fee and bear certain expenses for the Institutional and Investor classes when the operating expenses reach 1.12% and 1.40%, respectively (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreement will be in place until at least July 30, 2009. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to the Adviser during the next two fiscal years to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

                PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]
(c) 2007 Charles Schwab & Co., Inc. All Rights Reserved Member SIPC TEM40399-00 (12/07)